UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21985

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Schedule of Investments - June 30, 2014 (unaudited)

Hatteras Core Alternatives TEI Institutional Fund, L.P. (1)

Investment in Hatteras Core Alternatives Offshore Institutional Fund, LDC, at value - 100.07%	$464,003,884
Liabilities in excess of other assets - (0.07)%	(340,799)
Partners’ Capital — 100.00%	$463,663,085

Hatteras Core Alternatives Offshore Institutional Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.10%	$464,003,884
Liabilities in excess of other assets - (0.10)%	(472,277)
Partners’ Capital — 100.00%	$463,531,607

(1)         Invests the majority of its assets in Hatteras Core Alternatives Offshore Institutional Fund, LDC.

                        The Schedule of Investments is included above.

(2)         Invests the majority of its assets in Hatteras Master Fund, L.P.

                        The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - June 30, 2014  (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

		Cost	Fair Value
Investments in Adviser Funds and Securities - (105.05%)
Absolute Return - (5.45%)
Citadel Wellington, LLC (Class A) [a,b,c]		$16,246,046	$32,180,667
D.E. Shaw Composite Fund, LLC [a,b,d]		785,773	1,142,511
Eton Park Fund, L.P. a, b,		3,738,764	4,585,290
Marathon Fund, L.P. [a,b,d]		14,705	4,040
Millennium USA, L.P. [a,b]		6,247,314	7,607,694
Montrica Global Opportunities Fund, L.P. [a,b,d]		282,043	173,223
OZ Asia, Domestic Partners, L.P. [a,b,d]		741,372	616,488
Perry Partners, L.P. [a,b,d]		136,802	225,791
Pipe Equity Partners [a,b,d]		8,437,378	2,894,157
Pipe Select Fund, LLC [a,b,d]		4,393,653	4,756,281
Stark Investments, L.P. [a,b,d]		972,511	883,127
Stark Select Asset Fund, LLC [a,b,d]		284,412	268,362
Total Absolute Return		42,280,773	55,337,631

	Shares	Cost	Fair Value
Enhanced Fixed Income - (11.16%)
BDCM Partners I, L.P. [a,b,d]		12,936,068	13,967,218
Contrarian Capital Fund I, L.P. [a,b]		7,219,629	14,642,644
Drawbridge Special Opportunities Fund, L.P. [a,b,d]		328,200	533,181
Fortress VRF Advisors I, LLC [a,b,d]		5,371,729	756,107
Halcyon European Structured Opportunities Fund, L.P. [a,b,d]		103,648	27,058
Harbinger Capital Partners Fund I, L.P. [a,b,d]		4,552,148	1,178,550
Harbinger Class L Holdings (U.S.), LLC a, b, [d]		45,525	28,140
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 [a,b,d]	2,458	6,226,158	35,518
Harbinger Class PE Holdings (U.S.) Trust, Series 1 [a,b,d]	3	669,186	329,409
Harbinger Credit Distressed Blue Line Fund, L.P. [a,b,c,d]		12,326,927	5,340,046
Indaba Capital Partner, L.P. [a,b]		20,000,000	28,165,642

Marathon Special Opportunities Fund, L.P. [a,b,d]		796,619	777,129
Morgan Rio Capital Fund, L.P. [a,b]		17,000,000	20,801,900
Prospect Harbor Designated Investments, L.P. [a,b,d]		227,016	533,216
Providence MBS Fund, L.P. [a,b]		18,750,000	26,224,189
Strategic Value Restructuring Fund, L.P. [a,b,d]		75,624	69,313
Total Enhanced Fixed Income		106,628,477	113,409,260

		Cost	Fair Value
Opportunistic Equity - (37.14%)
Ashoka Fund, L.P. [a,b]		2,457,167	3,039,451
Broadfin Healthcare Fund, L.P. [a,b,c]		22,000,000	50,415,689
Camcap Resources, L.P. [a,b,d]		491,057	316,111
Crosslink Crossover Fund IV, L.P. [a,b]		663,304	3,426,151
Crosslink Crossover Fund V, L.P. [a,b]		606,024	3,526,994
Crosslink Crossover Fund VI, L.P. [a,b]		8,515,359	10,203,694
Falcon Edge Global, L.P. [a,b,c]		30,000,000	37,386,725
Gavea Investment Fund II, L.P. [a,b]		40,773	437,492
Gavea Investment Fund III, L.P. [a,b]		2,592,000	10,657,642
Glade Brook Global Domestic Fund, L.P. [a,b,c]		25,000,000	31,739,210
Hound Partners, L.P. [a,b,c]		24,000,000	31,986,447
Integral Capital Partners VII, L.P. [a,b]		838,076	1,407,811
Integral Capital Partners VIII, L.P. [a,b]		2,177,590	2,180,544
Light Street Argon, L.P. [a]		10,000,000	10,764,614
Passport Long Short Fund, L.P. [a,b]		20,000,000	20,821,041
Samlyn Onshore Fund, L.P. [a,b,c,d]		410,677	416,918
Sansar Capital Holdings, Ltd. [a,b,d]		162,832	129,021
SR Global Fund, L.P. (Japan), Class H [a,b]		24,000,000	23,106,551
Teng Yue Partners Fund, L.P. [a,b]		24,000,000	36,908,705
The Raptor Private Holdings, L.P. a, b, [d]		235,225	187,109
The Russian Prosperity Fund [a,b]		20,000,000	21,983,184
Tybourne Equity (US) Fund [a,b,c]		25,000,000	30,084,367
Valiant Capital Partners, L.P. a, b, [c]		9,472,698	15,331,857
Viking Global Equities, L.P. a, b, [c]		17,166,317	30,210,075
WCP Real Estate Strategies Fund, L.P. a, b, [d]		1,297,247	731,782
Total Opportunistic Equity		271,126,346	377,399,185

	Shares/Contracts	Cost	Fair Value
Private Investments - (46.36%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. [b]		525,536	710,336
ABRY Advanced Securities Fund III, L.P. [a,b]		28,569	28,569
ABRY Partners VI, L.P. [b]		3,445,457	4,807,808
ABRY Partners VII, L.P. [b]		3,247,495	3,684,008
Accel-KKR Capital Partners III, L.P. [b]		5,190,993	3,732,239
Accel-KKR Capital Partners IV, L.P. [a,b]		431,633	316,531
Arclight Energy Partners Fund III, L.P. [b]		1,806,393	2,361,575
Arclight Energy Partners Fund IV, L.P. [b]		1,778,252	1,761,033
Arclight Energy Partners Fund V, L.P. [b]		3,409,905	3,860,051
Ascendent Capital Partners I, L.P. [b]		1,872,539	1,993,556

BDCM Opportunity Fund II, L.P. [b]	4,411,027	7,491,669
Benson Elliot Real Estate Partners II, L.P. [b]	5,646,533	2,474,280
Cadent Energy Partners II, L.P. [b]	6,857,715	11,181,230
Canaan Natural Gas Fund X, L.P. [b]	4,523,750	3,610,444
CDH Fund IV, L.P. [a,b]	6,510,708	7,667,350
CDH Venture Partners II, L.P. [b]	3,948,570	4,827,986
China Special Opportunities Fund III, L.P. [a,b]	6,207,766	7,225,125
Claremont Creek Ventures, L.P. [a,b]	1,795,416	1,810,499
Claremont Creek Ventures II, L.P. [a,b]	2,435,018	3,874,763
Colony Investors VII, L.P. [a,b]	2,710,480	548,600
Colony Investors VIII, L.P. [b]	8,049,130	3,024,350
CX Partners Fund Limited [b]	6,664,247	5,752,229
Dace Ventures I, L.P. [a,b]	2,366,182	1,563,425
Darwin Private Equity I, L.P. [b]	5,529,984	3,871,806
EMG Investments, LLC [b]	984,831	5,883,388
EnerVest Energy Institutional Fund X-A, L.P. [a,b]	2,177,100	1,761,108
EnerVest Energy Institutional Fund XI-A, L.P. [b]	6,918,573	10,561,288
Fairhaven Capital Partners, L.P. [a,b]	4,571,862	3,172,715
Falcon Sovereign, L.P. [a,b]	4,000,000	3,901,976
Florida Real Estate Value Fund, L.P. [b]	3,005,118	3,937,579
Forum European Realty Income III, L.P. [a,b]	5,998,429	6,004,228
Garrison Opportunity Fund, LLC [a,b]	2,604,638	6,954,487
Garrison Opportunity Fund II A, LLC [a,b]	2,794,388	4,099,182
Glade Brook Private Investors, LLC [a,b]	4,578,033	7,752,363
Glade Brook Private Investors II, LLC [a,b]	4,088,000	4,035,498
Great Point Partners I, L.P. [a,b]	2,511,935	4,202,328
Greenfield Acquisition Partners V, L.P. [b]	3,969,620	2,933,843
GTIS Brazil Real Estate Fund, L.P. [b]	7,082,629	9,720,972
Halifax Capital Partners II, L.P. [b]	1,669,755	1,814,599
Halifax Capital Partners III, L.P. [b]	1,528,746	1,539,509
Hancock Park Capital III, L.P. [a,b]	904,413	1,720,984
Healthcor Partners Fund, L.P. [b,c]	3,286,495	4,382,146
Hillcrest Fund, L.P. [b]	5,191,555	4,789,044
Intervale Capital Fund, L.P. [b]	3,855,285	5,786,198
J.C. Flowers III, L.P. [b]	3,817,149	5,123,865
LC Fund V, L.P. [a,b]	2,944,855	3,106,437
Lighthouse Capital Partners VI, L.P. [b]	2,760,888	3,153,456
Merit Energy Partners F-II, L.P. [b]	1,156,832	871,768
Mid Europa Fund III, L.P. [b]	5,093,055	4,639,504
Midstream & Resources Follow-On Fund, L.P. [b]	2,025,980	7,854,487
Monomoy Capital Partners II, L.P. [b]	1,703,076	1,529,686
Natural Gas Partners VIII, L.P. [b]	1,866,729	5,467,000
Natural Gas Partners IX, L.P. [b]	3,768,991	8,217,000
Natural Gas Partners X, L.P. [b]	1,843,537	2,221,000
New Horizon Capital III, L.P. [b]	6,171,276	9,417,714
NGP Energy Technology Partners, L.P. [b]	751,045	190,186
NGP Energy Technology Partners II, L.P. [b]	3,825,904	3,765,723

NGP Midstream & Resources, L.P. [b]	4,280,468	7,885,587
Northstar Equity Partners III Limited [a,b]	2,935,535	2,854,028
OCM European Principal Opportunties Fund, L.P. [b]	1,894,091	345,296
OCM Mezzanine Fund II, L.P. [b]	472,661	1,221,047
ORBIS Real Estate Fund I, L.P. [a,b]	3,165,320	1,645,857
Orchid Asia IV, L.P. [b]	3,690,970	4,983,274
Parmenter Realty Fund IV, L.P. [b]	2,693,342	3,120,562
Patron Capital III, L.P. [b]	5,201,330	4,475,174
Pearlmark Mezzanine Realty Partners III, LLC [b]	5,673,688	4,448,506
Pennybacker II, L.P. [b]	2,478,113	3,300,000
Phoenix Real Estate Fund PTE Limited [b]	4,459,941	4,968,713
Phoenix Real Estate Fund (T), L.P. [a,b]	1,871,353	1,219,266
Pine Brook Capital Partners, L.P. [b]	7,776,300	8,963,618
Private Equity Investment Fund V, L.P. [b]	11,119,176	13,812,725
Private Equity Investors Fund IV, L.P. [b]	2,656,415	2,380,191
Quantum Energy Partners IV, L.P. [b]	5,002,350	5,790,000
Quantum Energy Partners V, L.P. [b]	8,111,106	8,580,000
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]	4,814,984	2,358,612
Roundtable Healthcare Management III, L.P. [a,b]	4,349,451	3,995,008
Roundtable Healthcare Partners II, L.P. [b]	1,385,712	1,429,293
Saints Capital VI, L.P. [b]	8,094,168	7,861,664
Sanderling Venture Partners VI Co-Investment Fund, L.P. [b]	630,987	968,062
Sanderling Venture Partners VI, L.P. [b]	853,294	1,268,982
SBC Latin America Housing US Fund, L.P. [b]	3,225,946	3,813,021
Sentient Global Resources Fund III, L.P. [a,b]	12,507,019	13,520,665
Sentient Global Resources Fund IV, L.P. [a,b]	3,660,508	3,426,076
Singerman Real Estate Opportunity Fund I, L.P. [a,b]	1,581,623	1,852,000
Sovereign Capital III, L.P. [a,b]	3,841,504	5,940,001
Square Mile Lodging Opportunity Partners, L.P. [b]	849,784	964,453
Square Mile Partners III, L.P. [b]	4,537,115	4,707,933
Sterling Capital Partners II, L.P. [b]	1,685,745	1,409,951
Sterling Group Partners III, L.P. [b]	3,318,489	3,477,738
Strategic Value Global Opportunities Fund I-A, L.P. [b]	2,765,011	1,454,619
Talara Opportunities II, LP [a,b]	578,169	574,509
TDR Capital AS 2013, L.P. [a,b]	6,184,080	13,962,888
Tenaya Capital V, L.P. [a,b]	3,440,745	5,178,960
The Column Group, L.P. [b]	3,821,786	3,370,491
The Energy and Minerals Group Fund II, L.P. [b]	3,718,376	5,541,957
The Energy and Minerals Group Fund III, L.P. [b]	315,473	281,941
The Founders Fund III, L.P. [a,b]	5,000,000	12,133,083
The Founders Fund IV, L.P. [b]	2,655,726	3,762,795
Tiger Global Investments Partners VI, L.P. [b]	4,865,045	5,053,984
Tiger Global Investments Partners VII, L.P. [a,b]	2,113,440	2,283,603
TPF II, L.P. [b]	5,469,059	3,881,784
Trivest Fund IV, L.P. [b]	5,003,685	4,973,366
Trivest Fund V, L.P. [a,b]	506,804	605,936
True Ventures III, L.P. [a,b]	1,850,000	2,040,635

Urban Oil and Gas Partners A-1, L.P. [b]		6,275,346	4,235,000
Urban Oil and Gas Partners B-1, L.P. [b]		2,377,011	2,158,791
VCFA Private Equity Partners IV, L.P. [b]		1,143,230	640,417
VCFA Venture Partners V, L.P. [b]		5,494,080	4,432,784
Voyager Capital Fund III, L.P. [a,b]		2,443,622	3,581,672
WCP Real Estate Fund I, L.P. [b]		1,709,933	1,398,159
Westview Capital Partners II, L.P. [b]		6,942,428	8,611,010
Zero2IPO China Fund II, L.P. [a,b]		4,308,480	5,032,143
Total Investments in Adviser Funds		406,644,037	470,868,553

Investments in Private Companies
Illumitex, Inc., Common Stock [a,b]	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock [a,b]	2,404,160	499,369	206,025
Illumitex, Inc., Series X Preferred Stock [a,b]	2,404,160	—	—
Total Investments in Private Companies		1,499,369	206,025

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 [a,b]	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		408,143,406	471,074,578

	Shares	Cost	Fair Value
Tactical Trading - (4.94%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. [a,b,d]		379,957	299,091
Drawbridge Global Macro Fund, L.P. [a,b,d]		29,581	32,638
Hayman Capital Partners, L.P. [a,b]		18,000,000	17,681,790
Ospraie Special Opportunities Fund, L.P. [b,d]		482,887	1,054,878
Touradji Private Equity Onshore Fund, Ltd. [b,d]		2,671,463	1,131,328
Total Investments in Adviser Funds		21,563,888	20,199,725

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	607,000	28,273,987	29,961,520
Total Investments in Exchange Traded Funds		28,273,987	29,961,520
Total Tactical Trading		49,837,875	50,161,245

Total Investments in Adviser Funds and Securities (cost $878,016,877)			1,067,381,899

Short-Term Investments - (1.93%)
Federated Prime Obligations Fund #10, 0.01% [e]	19,574,038	19,574,038	19,574,038
Total Short-Term Investments (cost $19,574,038)			19,574,038
Total Investments (cost $897,590,915) (106.98%)			1,086,955,937
Liabilities in excess of other assets (-6.98%)			(70,935,884)
Partners’ capital - (100.00%)			$1,016,020,053

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities  as of June 30, 2014 was $184,909,160 and $269,474,147, respectively.

(d) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of June 30, 2014 was $65,868,423 and $38,837,741, respectively.

(e) - The rate shown is the annualized 7-day yield as of June 30, 2014.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•                              Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•                              Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term” (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•                              Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$45,741,953	$9,595,678	$55,337,631
Enhanced Fixed Income	—	82,172,707	31,236,553	113,409,260
Opportunistic Equity	—	328,446,059	48,953,126	377,399,185
Private Investments	—	—	471,074,578	471,074,578
Tactical Trading	29,961,520	17,681,790	2,517,935	50,161,245
Short-Term Investment	19,574,038	—	—	19,574,038
Total	$49,535,558	$474,042,509	$563,377,870	$1,086,955,937

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments

	Balances		Change in			Balances
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	June 30,
Investments	2014	Gain (Loss)	(Depreciation)	Purchases	Sales	2014
Absolute Return	$10,283,096	$(106,085)	$(533,297)	$—	$(48,036)	$9,595,678
Enhanced Fixed Income	32,534,007	(27,024)	476,210	—	(1,746,640)	$31,236,553
Opportunistic Equity	48,152,279	(72,611)	1,417,199	—	(543,741)	$48,953,126
Private Investments	458,558,835	(5,615,015)	14,883,695	15,059,117	(11,812,054)	$471,074,578
Tactical Trading	2,258,408	3,236	298,522	—	(42,231)	$2,517,935
Total Investments	$551,786,625	$(5,817,499)	$16,542,329	$15,059,117	$(14,192,702)	$563,377,870

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 for the period ended June 30, 2014.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2014 is $(23,021,238).

Adviser Funds categorized as Level 3 assets, with a fair value totaling $30,488,463, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to June 2014.  It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2014:

Type of Level 3 Investment	Fair Value as of June 30, 2014	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	9,595,678	Net asset value (“NAV”) as practical expedient *	N/A
Enhanced Fixed Income	31,236,553	NAV as practical expedient *	N/A
Opportunistic Equity	48,953,126	NAV as practical expedient *	N/A
Private Investments	470,868,553	NAV as practical expedient *	N/A
Tactical Trading	2,517,935	NAV as practical expedient *	N/A
Preferred Stock
Private Investments	206,025	Current value method	Recent round of financing
Total Level 3 Investments	$563,377,870

* Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing and the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2014

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.